Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222702 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000222702 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000222702 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000222702 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222702 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222702 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222702 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222702 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222702 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222702 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222702 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000222702 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000222702 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222702 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000222702 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222703 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000222703 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000222703 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000222703 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222703 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222703 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222703 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222703 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222703 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222703 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222703 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000222703 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000222703 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222703 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000222703 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%